1933 Act
                                                                     Rule 497(j)


                                   May 8, 2000


VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549


To the Commission Staff:

Re:      Phoenix Home Life Variable Universal Life Account
         Phoenix Home Life Mutual Insurance Company
         Registration Nos. 33-23251 and 811-4721

To the Commission Staff:

         In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus (Versions A, B and C) that would have been filed under rule 497(b) did not differ from that contained in the most recent registration statement for such registrant, filed electronically on Form S-6 pursuant to Rule 485(b) on April 28, 2000.

         Please call the undersigned at (860) 403-5753 if you have any questions concerning this filing.



                              Very truly yours,


                              /s/ Edwin L. Kerr
                              ------------------------------
                              Edwin L. Kerr, Counsel
                              Phoenix Home Life Mutual Insurance Company